Leases - Total cash outflow (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Principal paid	€ 2,720	€ 1,781	€ 1,439
Interest paid	443	437	450
Short term and low value leases	143	708	188
Total amount paid	€ 3,306	€ 2,926	€ 2,077